Notes relating to the consolidated statement of financial position - Deferred revenues (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of offsetting of financial assets [line items]
Deferred revenue			€ 10,070	€ 30,206	€ 4,141
Upfront Payments Received			€ 20,137	€ 9,103	€ 2,194
AbbVie
Disclosure of offsetting of financial assets [line items]
Upfront Payments Received	€ 9,800
LEO Pharma collaboration
Disclosure of offsetting of financial assets [line items]
Upfront Payments Received		€ 300